RELATED PARTY TRANSACTIONS, Related Party Loans (FY) (Details) - USD ($)	7 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Aug. 12, 2019
Related Party Transactions [Abstract]
Share price (in dollars per share)			$ 1.00
Sponsor, Affiliate of Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Amount of related party transaction	$ 1,500,000	$ 1,500,000
Share price (in dollars per share)	$ 1.00	$ 1.00